Significant Accounting Policies - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment $ / ¥ shares	Dec. 31, 2022 USD ($) segment shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / ¥	Mar. 01, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Significant Accounting Policies
Exchange rate (US$1.00) | $ / ¥	6.8972				6.8972
Cash at bank and demand deposits	¥ 61,100		¥ 53,400		$ 8,800		$ 8,400
Restricted cash	¥ 6,948		33,837		1,007
Depreciation methods	straight-line method	straight-line method
Impairment loss	¥ 69,900	$ 10,128	0	¥ 0
Impairment charges	19,743	$ 2,863	0	0
Total unearned revenues	5,100		19,100
Revenue recognized from customers	14,900		23,700	3,500
Percentage of equity interests acquired from non-controlling shareholders						45.00%
Advertising and promotional expenses	57,600		140,100	156,600
Cash and cash equivalents	¥ 69,895		¥ 63,461	¥ 109,916	$ 10,100		$ 9,201	¥ 193,920
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1
Restricted shares
Significant Accounting Policies
Number of shares excluded from calculation of diluted net loss per share | shares	3,573,750	3,573,750	6,034,250	6,917,595
Other non-current assets
Significant Accounting Policies
Impairment charges	¥ 19,700		¥ 0	¥ 0
PRC subsidiaries, VIEs
Significant Accounting Policies
Percentage of cash and cash equivalents held y subsidiaries	18.20%	18.20%	34.10%
Cash and cash equivalents	¥ 12,700		¥ 21,600